Tangible Assets and Assets Under Construction - Impairment Loss (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	$ 506,009	$ 511,286
Impairment loss	$ (204,370)	$ (180,350)	$ (183,894)
Malva H [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets			9,036
Impairment loss			(5,786)
Net book value (fair value)			3,250
Sara H [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets			17,860
Impairment loss			(13,610)
Net book value (fair value)			$ 4,250